Commitments and Contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Aug. 31, 2018 USD ($) ft²	Jan. 31, 2018 USD ($) ft²	Sep. 27, 2020 USD ($) ft²	Sep. 29, 2019 USD ($)	Sep. 27, 2020 USD ($) ft²	Sep. 29, 2019 USD ($)	Dec. 29, 2019 USD ($) ft²	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments And Contingencies [Line Items]
Rent expense					$ 109	$ 93	$ 331	$ 255	$ 358	$ 359	$ 160
Long-term supply contracts costs					$ 22,341	$ 13,770	$ 41,527	$ 36,810	$ 54,380	41,728	$ 31,194
Other Income
Commitments And Contingencies [Line Items]
Gain on lawsuit settlement	$ 1,200	$ 1,200
Selling, General and Administrative Expenses
Commitments And Contingencies [Line Items]
Gain on lawsuit settlement										1,000
Settlement cost										$ 271
Austin, Texas
Commitments And Contingencies [Line Items]
Area of office space leased | ft²			7,120		9,082		9,082		9,082
Lease expiration period			2026-04				2026-04		2026-04
Lease options to extend period			5 years				5 years		5 years
Base rent charges			$ 17				$ 19		$ 19
Webb City, Missouri
Commitments And Contingencies [Line Items]
Area of office space leased | ft²				3,000	5,000		5,000
Base rent charges				$ 33			$ 55
Operating lease expiration date				Dec. 31, 2020			Dec. 31, 2021
Springfield, Missouri
Commitments And Contingencies [Line Items]
Area of office space leased | ft²					3,750		3,750
Base rent charges							$ 85
Operating lease expiration date							Sep. 30, 2023